Note 18 - Corporate Administration - Schedule of Corporate Administration (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Administration and office costs		$ 25,833	$ 27,203
Share-based compensation(1)	[1]	1,301	18,471
Corporate administration		$ 27,134	$ 45,674

[1]	Relates to the share-based compensation liability of $11.4 million as at December 31, 2021 (December 31, 2020 - $28.2 million).